UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Conatus Capital Management LP
Address: Two Greenwich Plaza, 4th Floor
         Greenwich, Connecticut  06830

13F File Number:  028-13303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian H. Fortune
Title:     General Counsel/Chief Compliance Officer
Phone:     203-485-5235

Signature, Place, and Date of Signing:

 /s/    Brian H. Fortune     Greenwich, Connecticut     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $2,445,622 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    66148  1486139 SH       SOLE                  1486139        0        0
AMAZON COM INC                 COM              023135106   109080   538640 SH       SOLE                   538640        0        0
APPLE INC                      COM              037833100   154924   258400 SH       SOLE                   258400        0        0
BAIDU INC                      SPON ADR REP A   056752108    60796   417065 SH       SOLE                   417065        0        0
CABOT OIL & GAS CORP           COM              127097103    51209  1642899 SH       SOLE                  1642899        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105    54174   129604 SH       SOLE                   129604        0        0
COACH INC                      COM              189754104    78287  1013026 SH       SOLE                  1013026        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    94192  1224065 SH       SOLE                  1224065        0        0
CONCHO RES INC                 COM              20605P101    44471   435648 SH       SOLE                   435648        0        0
COVIDIEN PLC                   SHS              G2554F113    59716  1092098 SH       SOLE                  1092098        0        0
E M C CORP MASS                COM              268648102    66793  2235367 SH       SOLE                  2235367        0        0
EOG RES INC                    COM              26875P101    55161   496502 SH       SOLE                   496502        0        0
FASTENAL CO                    COM              311900104    54079   999619 SH       SOLE                   999619        0        0
GOOGLE INC                     CL A             38259P508   105158   163991 SH       SOLE                   163991        0        0
GRIFOLS S A                    SPONSORED ADR    398438309    21926  2843829 SH       SOLE                  2843829        0        0
LAS VEGAS SANDS CORP           COM              517834107    54093   939597 SH       SOLE                   939597        0        0
LAUDER ESTEE COS INC           CL A             518439104    66682  1076553 SH       SOLE                  1076553        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    52338  1045095 SH       SOLE                  1045095        0        0
LINKEDIN CORP                  COM CL A         53578A108    75341   738705 SH       SOLE                   738705        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    51862  1188129 SH       SOLE                  1188129        0        0
MASTERCARD INC                 CL A             57636Q104    51615   122736 SH       SOLE                   122736        0        0
MOLYCORP INC DEL               COM              608753109     8652   255735 SH       SOLE                   255735        0        0
MONSANTO CO NEW                COM              61166W101    88777  1113055 SH       SOLE                  1113055        0        0
PIONEER NAT RES CO             COM              723787107    51917   465249 SH       SOLE                   465249        0        0
PRICELINE COM INC              COM NEW          741503403   109103   152060 SH       SOLE                   152060        0        0
RALPH LAUREN CORP              CL A             751212101    90819   520962 SH       SOLE                   520962        0        0
SCHLUMBERGER LTD               COM              806857108    36799   526228 SH       SOLE                   526228        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   130209   803163 SH       SOLE                   803163        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   127426   786000 SH  CALL SOLE                   786000        0        0
TEMPUR PEDIC INTL INC          COM              88023U101    68573   812193 SH       SOLE                   812193        0        0
TERADATA CORP DEL              COM              88076W103    73721  1081753 SH       SOLE                  1081753        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    80924  1372990 SH       SOLE                  1372990        0        0
VISA INC                       COM CL A         92826C839   104103   882229 SH       SOLE                   882229        0        0
VMWARE INC                     CL A COM         928563402    46554   414295 SH       SOLE                   414295        0        0